Statements of Consolidated Comprehensive Income (Loss) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income before non-controlling interests	$ 1,201	$ 1,015	$ 871
Other comprehensive income (loss), before tax:
Foreign currency translation adjustments	177	(100)	(34)
Unrealized investment loss	(1)	(9)	(17)
Loss related to pension/post-retirement plans	(447)	(1,114)	(146)
Other comprehensive loss, before tax	(271)	(1,223)	(197)
Income tax credit on other comprehensive loss	(152)	(335)	(68)
Other comprehensive loss, net of tax	(119)	(888)	(129)
Comprehensive income	1,082	127	742
Less: Comprehensive income attributable to non-controlling interests	25	22	16
Comprehensive income attributable to the Company	$ 1,057	$ 105	$ 726